Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings per Common Share and the Average Number of Common Shares Outstanding

Basic and diluted earnings per common share and the average number of common shares outstanding were retrospectively restated for the number of Donnelley Financial shares outstanding immediately following this transaction. For periods prior to the Separation, basic and diluted earnings per share were calculated using the number of shares distributed and retained by RRD, totaling 32.4 million. The same number of shares was used to calculate basic and diluted earnings per share since there were no Donnelley Financial equity awards outstanding prior to the spin-off.

	2016	2015	2014
Net earnings per share:
Basic	$1.81	$3.22	$1.77
Diluted	$1.80	$3.22	$1.77
Numerator:
Net earnings	$59.1	$104.3	$57.4
Denominator:
Weighted average number of common shares outstanding	32.6	32.4	32.4
Dilutive awards	0.2	—	—
Diluted weighted average number of common shares outstanding	32.8	32.4	32.4
Weighted average number of anti-dilutive share-based awards:
Restricted stock units	0.2	—	—
Stock options	0.2	—	—
Total	0.4	—	—